Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Allowance for Credit Losses for Installment Loans (Detail) (Parenthetical) - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022
Financing Receivable, Allowance for Credit Losses [Line Items]
Provision for Credit Losses	¥ 6,033	¥ 2,564	¥ 7,707	¥ 4,670
Allowance for Credit Losses	68,815		68,815		¥ 69,459
Total charge-offs	6,095	3,020	17,935	10,922
Purchased loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Provision for Credit Losses	6,033	2,564	7,707	4,670
Allowance for Credit Losses	68,815		68,815		¥ 69,459
Total charge-offs	2,297	139	4,606	1,950
Purchased loans | Financial asset acquired with credit deterioration
Financing Receivable, Allowance for Credit Losses [Line Items]
Total charge-offs	¥ 2,294	¥ 117	¥ 4,389	¥ 1,869